Income (Loss) Per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Income (Loss) Per Share
11.	Income (Loss) Per Share

Basic income (loss) per share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. The components of basic and diluted income (loss) per share are as follows:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
	$	$	$	$
Net income (loss)	4,589	(5,724)	31,021	(7,677)

Weighted average number of common shares - basic	83,676,425	83,591,030	83,646,230	83,591,030

Dilutive effect of stock-based awards	290,449	—	316,165	—
Weighted average number of common shares - diluted	83,966,874	83,591,030	83,962,395	83,591,030

Net income (loss) per common share:
- Basic	0.05	(0.07)	0.37	(0.09)
- Diluted	0.05	(0.07)	0.37	(0.09)